UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 203,923	$ 216,293
Trade and other receivables (Note 5)	39,414	37,527
Income taxes receivable	40	435
Prepaids and deposits	9,848	6,378
Net investment in finance lease	83	174
Contract costs, net	5,545	2,778
Total current assets	258,853	263,585
Non-current assets:
Contract costs, net	8,884	7,931
Net investment in finance lease	83	241
Deferred tax asset	163	118
Right-of-use assets, net (Note 6)	1,790	2,038
Property and equipment, net (Note 7)	2,339	2,624
Intangible assets, net (Note 8)	6,812	1,150
Goodwill (Note 9)	10,039	5,982
Total assets	288,963	283,669
Current liabilities:
Trade and other payables	31,498	26,025
Automatic share repurchase plan liability (Note 11)	41,958	0
Income taxes payable	171	101
Deferred revenue	61,294	55,779
Contingent consideration	1,136	1,083
Lease obligations (Note 6)	1,544	1,374
Total current liabilities	137,601	84,362
Non-current liabilities:
Acquisition holdback payables	1,022	0
Contingent consideration	0	1,177
Deferred revenue	316	528
Lease obligations (Note 6)	1,169	1,692
Employee benefit obligations	2,794	2,423
Deferred tax liability	1,523	1,276
Total liabilities	144,425	91,458
Shareholders’ equity
Share capital (Note 11)	268,701	268,194
Contributed surplus	10,291	8,458
Accumulated other comprehensive loss	(5,203)	(9,571)
Deficit	(129,251)	(74,870)
Total equity	144,538	192,211
Total liabilities and equity	$ 288,963	$ 283,669